CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Ordinary share, par value	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08	$ 0.01	0.08
Ordinary share, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary share, shares issued	30,883,842	30,883,842	53,428,219	53,428,219	30,883,842	30,883,842	53,428,219	53,428,219
Ordinary share, shares outstanding	25,673,185	25,673,185	47,676,331	47,676,331	25,673,185	25,673,185	47,676,331	47,676,331